Investment property - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Investment property	$ 31,179	$ 34,295	[1]	$ 40,725
Fair value
Disclosure of detailed information about investment property [line items]
Investment property	31,179	34,295
Level 3 | Fair value
Disclosure of detailed information about investment property [line items]
Investment property	31,200	34,200
Decrease in investment property	$ 3,100	$ 3,400

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.